CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 254,878	$ 330,017
Short-term investments	6,132	6,019
Trade receivables, net of allowances for credit losses of $19,981 and $19,493, respectively	619,534	473,511
Grower advance receivables, net of allowances for credit losses of $32,850 and $29,304, respectively	109,786	104,956
Other receivables, net of allowances for credit losses of $14,959 and $15,248, respectively	128,107	125,412
Inventories, net of allowances of $4,269 and $4,178, respectively	432,993	430,090
Prepaid expenses	72,320	66,136
Other current assets	19,295	15,111
Fresh Vegetables current assets held for sale	318,837	332,042
Other assets held for sale	851	1,419
Total current assets	1,962,733	1,884,713
Long-term investments	14,403	14,630
Investments in unconsolidated affiliates	128,714	129,322
Actively marketed property	45,391	45,778
Property, plant and equipment, net of accumulated depreciation of $530,954 and $498,895, respectively	1,079,824	1,082,056
Operating lease right-of-use assets	337,351	337,468
Goodwill	438,334	429,590
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $123,532 and $118,956, respectively	23,690	25,238
Other assets	98,336	108,804
Deferred tax assets, net	81,880	82,484
Total assets	4,516,936	4,446,363
LIABILITIES AND EQUITY
Accounts payable	670,897	648,586
Income taxes payable	54,140	42,753
Accrued liabilities	430,386	437,017
Bank overdrafts	9,433	11,443
Current portion of long-term debt, net	44,744	80,097
Current maturities of operating leases	64,342	62,896
Payroll and other tax	35,247	28,056
Contingent consideration	3,280	3,399
Pension and other postretirement benefits	18,309	18,491
Fresh Vegetables current liabilities held for sale	206,407	244,669
Dividends payable and other current liabilities	21,903	14,696
Total current liabilities	1,559,088	1,592,103
Long-term debt, net	933,983	866,075
Operating leases, less current maturities	278,654	280,836
Deferred tax liabilities, net	74,469	79,598
Income taxes payable, less current portion	6,210	6,210
Contingent consideration, less current portion	3,064	4,007
Pension and other postretirement benefits, less current portion	130,678	129,870
Other long-term liabilities	52,538	52,746
Total liabilities	3,038,684	3,011,445
Contingencies (See Note 16)
Redeemable noncontrolling interests	$ 33,114	$ 35,554
Common stock, shares outstanding (in shares)	95,138	95,041
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized; 95,138 and 95,041 shares outstanding as of March 31, 2025 and December 31, 2024, respectively	$ 951	$ 950
Additional paid-in capital	796,920	801,099
Retained earnings	688,607	657,430
Accumulated other comprehensive loss	(148,664)	(166,180)
Total equity attributable to Dole plc	1,337,814	1,293,299
Equity attributable to noncontrolling interests	107,324	106,065
Total equity	1,445,138	1,399,364
Total liabilities, redeemable noncontrolling interests and equity	$ 4,516,936	$ 4,446,363